Stock-Based Compensation and Benefit Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Beginning Balance	249,951	180,346
Number of Options, Granted	163,813	115,150
Number of Options, Exercised
Number of Options, Forfeited or Expired	(75,918)	(45,545)
Number of Options, Ending Balance	337,846	249,951
Number of Options, Exercisable	221,725
Weighted Avg-Exercise Price, Beginning Balance	$ 19.80	$ 30.15
Weighted Avg-Exercise Price, Granted	6.36	13.80
Weighted Avg-Exercise Price, Exercised
Weighted Avg-Exercise Price, Forfeited or Expired	13.82	26.40
Weighted Avg-Exercise Price, Ending Balance	14.66	19.80
Weighted Avg-Exercise Price, Exercisable	$ 18.03
Weighted Remaining Contractual Life (Years), Beginning Balance		4 years 18 days
Weighted Remaining Contractual Life (Years), Ending Balance	3 years 6 months 7 days	3 years 11 months 12 days
Weighted Remaining Contractual Life (Years), Exercisable, Balance	3 years 2 months 16 days
Intrinsic Value, Balance beginning		$ 62
Intrinsic Value, Balance ending	29
Intrinsic Value, Exercisable, Balance	$ 10